CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows from Operating Activities:
Net income (loss)	$ (48,992)	$ 222,306	$ 81,943
(Income) Loss from discontinued operations (see Note 14)	216,012	11,619	10,938
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	281,438	256,169	231,766
Amortization (includes deferred financing costs and bond discount of $5,357, $5,117 and $4,982, respectively)	31,292	29,753	30,471
Goodwill impairment	85,909
Stock-based compensation expense	17,274	15,210	16,075
Provision for deferred income taxes	40,003	32,221	107,149
Loss (Gain) on early extinguishment of debt	1,792	3,031	418
Loss (Gain) on disposal/writedown of property, plant and equipment, net	(10,994)	168	7,522
Foreign currency transactions and other, net	18,080	(12,690)	50,312
Changes in Assets and Liabilities (exclusive of acquisitions):
Accounts receivable	13,674	(18,320)	(25,249)
Prepaid expenses and other current assets	(8,388)	(22,578)	(6,551)
Accounts payable	(2,363)	9,678	(23,030)
Accrued expenses, deferred revenue and other current liabilities	(44,336)	40,747	17,404
Other assets and long-term liabilities	12,914	18,449	13,765
Cash Flows from Operating Activities-Continuing Operations	603,315	585,763	512,933
Cash Flows from Operating Activities-Discontinued Operations	21,825	31,148	24,096
Cash Flows from Operating Activities	625,140	616,911	537,029
Cash Flows from Investing Activities:
Capital expenditures	(259,537)	(290,949)	(353,822)
Cash paid for acquisitions, net of cash acquired	(19,023)	(2,033)	(56,632)
Investment in restricted cash	(35,102)
Additions to customer relationship and acquisition costs	(13,202)	(10,741)	(14,141)
Investment in joint ventures		(3,114)	(1,709)
Proceeds from sales of property and equipment and other, net	22,637	4,591	(350)
Cash Flows from Investing Activities-Continuing Operations	(304,227)	(302,246)	(426,654)
Cash Flows from Investing Activities-Discontinued Operations	(128,443)	(21,820)	(32,940)
Cash Flows from Investing Activities	(432,670)	(324,066)	(459,594)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	(102,662)	(284,386)	(957,331)
Proceeds from revolving credit and term loan facilities and other debt	53,567	33,944	798,289
Early retirement of senior subordinated notes	(202,584)	(447,874)	(71,881)
Net proceeds from sales of senior subordinated notes		539,688	295,500
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	169	1,064	960
Stock repurchases	(111,563)
Parent cash dividends	(37,893)
Proceeds from exercise of stock options and employee stock purchase plan	18,225	24,233	16,145
Excess tax benefits from stock-based compensation	2,252	5,532	5,112
Payment of debt financing costs		(1,555)	(985)
Cash Flows from Financing Activities-Continuing Operations	(380,489)	(129,354)	85,809
Cash Flows from Financing Activities-Discontinued Operations	(745)	(338)	1,559
Cash Flows from Financing Activities	(381,234)	(129,692)	87,368
Effect of Exchange Rates on Cash and Cash Equivalents	801	5,133	(12,040)
Increase (Decrease) in Cash and Cash Equivalents	(187,963)	168,286	152,763
Cash and Cash Equivalents, Beginning of Period	446,656	278,370	125,607
Cash and Cash Equivalents, End of Period	258,693	446,656	278,370
Supplemental Information:
Cash Paid for Interest	226,463	216,673	242,145
Cash Paid for Income Taxes	139,072	87,062	44,109
Non-Cash Investing and Financing Activities:
Capital Leases	30,367	72,120	93,147
Accrued Capital Expenditures	41,222	53,701	46,009
Dividends Payable	$ 37,514